Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
January 31, 2025
USY-NPRT1-0425
1.9887355.107
Common Stocks - 86.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	38,313	2,391,497
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	6,203	11,923,345
CHINA - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	36,427	7,596,851
IRELAND - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Accenture PLC Class A	92,847	35,741,453
UNITED STATES - 85.0%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc	583,958	23,002,105
Entertainment - 0.9%
Electronic Arts Inc	41,884	5,147,962
Take-Two Interactive Software Inc (b)	26,713	4,955,529
Walt Disney Co/The	269,126	30,427,386
		40,530,877
Interactive Media & Services - 7.2%
Alphabet Inc Class A	846,485	172,699,870
Alphabet Inc Class C	744,348	153,037,949
		325,737,819
Media - 0.6%
Charter Communications Inc Class A (b)	10,313	3,563,038
Comcast Corp Class A	538,203	18,115,913
Fox Corp Class A	36,696	1,878,101
Interpublic Group of Cos Inc/The	41,039	1,176,588
Omnicom Group Inc	24,449	2,121,929
		26,855,569
TOTAL COMMUNICATION SERVICES		416,126,370

Consumer Discretionary - 9.8%
Automobiles - 4.0%
Rivian Automotive Inc Class A (b)	62,485	784,812
Tesla Inc (b)	431,295	174,501,957
		175,286,769
Broadline Retail - 0.0%
eBay Inc	13,330	899,508
Distributors - 0.1%
Genuine Parts Co	18,853	2,191,661
LKQ Corp	37,030	1,384,552
Pool Corp	5,936	2,043,468
		5,619,681
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc	4,935	23,379,859
Darden Restaurants Inc	10,070	1,966,066
Domino's Pizza Inc	5,369	2,411,325
DoorDash Inc Class A (b)	44,590	8,419,930
Hilton Worldwide Holdings Inc	35,575	9,109,690
McDonald's Corp	99,941	28,852,967
Royal Caribbean Cruises Ltd	35,505	9,465,633
Yum! Brands Inc	33,714	4,399,677
		88,005,147
Household Durables - 0.3%
DR Horton Inc	45,020	6,388,338
NVR Inc (b)	539	4,320,721
PulteGroup Inc	38,600	4,391,908
		15,100,967
Specialty Retail - 3.0%
AutoZone Inc (b)	2,395	8,023,753
Best Buy Co Inc	27,382	2,351,019
Burlington Stores Inc (b)	10,361	2,941,799
CarMax Inc (b)	21,832	1,869,692
Dick's Sporting Goods Inc	10,037	2,409,382
Home Depot Inc/The	141,778	58,409,700
Lowe's Cos Inc	79,683	20,720,767
O'Reilly Automotive Inc (b)	7,051	9,126,955
TJX Cos Inc/The	157,951	19,710,705
Tractor Supply Co	75,110	4,082,980
Ulta Beauty Inc (b)	6,797	2,801,384
Williams-Sonoma Inc	21,850	4,618,435
		137,066,571
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (b)	23,856	4,231,100
Lululemon Athletica Inc (b)	15,927	6,596,963
NIKE Inc Class B	169,009	12,996,793
		23,824,856
TOTAL CONSUMER DISCRETIONARY		445,803,499

Consumer Staples - 4.1%
Beverages - 1.5%
Coca-Cola Co/The	570,531	36,217,308
Keurig Dr Pepper Inc	164,710	5,287,191
PepsiCo Inc	191,106	28,797,763
		70,302,262
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc	42,755	857,237
Kroger Co/The	74,988	4,622,260
Target Corp	64,113	8,841,824
Walgreens Boots Alliance Inc	83,863	862,112
		15,183,433
Food Products - 0.4%
Bunge Global SA	20,829	1,585,712
Conagra Brands Inc	90,118	2,333,155
General Mills Inc	73,113	4,397,016
Hormel Foods Corp	40,119	1,202,768
JM Smucker Co	21,391	2,286,484
Kellanova	39,204	3,204,143
McCormick & Co Inc/MD	31,336	2,420,079
The Campbell's Company	29,585	1,147,010
		18,576,367
Household Products - 1.9%
Church & Dwight Co Inc	41,384	4,366,840
Clorox Co/The	21,523	3,415,269
Colgate-Palmolive Co	125,118	10,847,731
Kimberly-Clark Corp	54,638	7,101,301
Procter & Gamble Co/The	333,973	55,436,178
		81,167,319
TOTAL CONSUMER STAPLES		185,229,381

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	127,696	5,897,001
Halliburton Co	104,169	2,710,477
Schlumberger NV	190,423	7,670,239
		16,277,717
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	30,405	6,800,078
HF Sinclair Corp	22,094	797,151
Marathon Petroleum Corp	52,843	7,699,754
ONEOK Inc	75,686	7,354,409
Phillips 66	61,364	7,232,975
Targa Resources Corp	29,359	5,777,851
Valero Energy Corp	45,541	6,056,953
Williams Cos Inc/The	144,969	8,035,632
		49,754,803
TOTAL ENERGY		66,032,520

Financials - 11.7%
Banks - 0.9%
Citizens Financial Group Inc	65,296	3,106,131
Huntington Bancshares Inc/OH	203,911	3,507,269
KeyCorp	130,304	2,342,866
PNC Financial Services Group Inc/The	49,696	9,986,411
Regions Financial Corp	153,858	3,791,061
Truist Financial Corp	178,816	8,515,218
US Bancorp	203,182	9,708,036
		40,956,992
Capital Markets - 3.6%
Ameriprise Financial Inc	15,846	8,610,083
Bank of New York Mellon Corp/The	105,335	9,051,437
Blackrock Inc	20,762	22,329,531
Cboe Global Markets Inc	16,187	3,307,490
Charles Schwab Corp/The	226,586	18,743,194
FactSet Research Systems Inc	5,271	2,500,615
Franklin Resources Inc	41,195	916,177
Intercontinental Exchange Inc	78,338	12,520,763
LPL Financial Holdings Inc	11,496	4,217,767
MarketAxess Holdings Inc	1,072	236,514
Moody's Corp	23,044	11,509,095
Morgan Stanley	172,020	23,812,729
Nasdaq Inc	60,815	5,007,507
Northern Trust Corp	28,604	3,211,943
Raymond James Financial Inc	27,395	4,615,510
S&P Global Inc	45,478	23,712,684
State Street Corp	39,947	4,059,414
T Rowe Price Group Inc	30,978	3,621,948
		161,984,401
Consumer Finance - 1.1%
Ally Financial Inc	57,785	2,251,881
American Express Co	83,136	26,391,523
Capital One Financial Corp	46,310	9,433,810
Discover Financial Services	36,540	7,347,829
Synchrony Financial	61,546	4,245,443
		49,670,486
Financial Services - 4.2%
Equitable Holdings Inc	70,493	3,836,229
Fidelity National Information Services Inc	88,391	7,201,215
Fiserv Inc (b)	84,628	18,283,033
Mastercard Inc Class A	121,323	67,386,434
PayPal Holdings Inc (b)	140,833	12,474,987
Visa Inc Class A	235,525	80,502,445
		189,684,343
Insurance - 1.9%
AFLAC Inc	71,789	7,708,703
Allstate Corp/The	39,613	7,618,768
Arch Capital Group Ltd	54,001	5,025,873
Assurant Inc	10,549	2,270,039
Hartford Financial Services Group Inc/The	41,413	4,619,620
Marsh & McLennan Cos Inc	62,300	13,511,624
Principal Financial Group Inc	37,734	3,111,168
Progressive Corp/The	89,365	22,023,112
Prudential Financial Inc	50,137	6,054,544
The Travelers Companies, Inc.	31,611	7,750,385
Willis Towers Watson PLC	14,907	4,912,825
		84,606,661
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	93,821	1,914,887
TOTAL FINANCIALS		528,817,770

Health Care - 8.9%
Biotechnology - 0.9%
Amgen Inc	74,482	21,258,652
Biogen Inc (b)	23,171	3,335,002
Gilead Sciences Inc	165,503	16,086,892
Neurocrine Biosciences Inc (b)	11,573	1,757,013
		42,437,559
Health Care Equipment & Supplies - 0.8%
Align Technology Inc (b)	10,042	2,200,303
Cooper Cos Inc/The (b)	23,758	2,293,835
Dexcom Inc (b)	53,557	4,650,354
Edwards Lifesciences Corp (b)	83,939	6,081,381
GE HealthCare Technologies Inc	52,434	4,629,922
Hologic Inc (b)	22,645	1,633,610
IDEXX Laboratories Inc (b)	11,462	4,837,537
Insulet Corp (b)	9,657	2,688,316
Solventum Corp	19,195	1,421,582
STERIS PLC	13,058	2,881,248
Teleflex Inc	5,818	1,048,635
Zimmer Biomet Holdings Inc	21,149	2,315,393
		36,682,116
Health Care Providers & Services - 1.3%
Cencora Inc	26,476	6,730,464
Cigna Group/The	41,177	12,114,685
DaVita Inc (b)	9,298	1,638,307
Elevance Health Inc	32,803	12,980,147
HCA Healthcare Inc	28,315	9,341,402
Henry Schein Inc (b)	17,452	1,396,159
Humana Inc	17,317	5,077,864
Labcorp Holdings Inc	13,277	3,316,595
Molina Healthcare Inc (b)	8,050	2,498,801
Quest Diagnostics Inc	19,587	3,194,640
		58,289,064
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	42,614	6,456,873
Avantor Inc (b)	108,543	2,418,338
Bio-Techne Corp	18,712	1,376,268
Danaher Corp	104,087	23,184,339
IQVIA Holdings Inc (b)	24,912	5,016,280
Mettler-Toledo International Inc (b)	3,060	4,175,186
Waters Corp (b)	9,234	3,836,542
West Pharmaceutical Services Inc	10,867	3,711,624
		50,175,450
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co	291,031	17,156,277
Eli Lilly & Co	123,389	100,078,351
Johnson & Johnson	347,938	52,938,767
Merck & Co Inc	368,622	36,427,226
Zoetis Inc Class A	64,530	11,028,177
		217,628,798
TOTAL HEALTH CARE		405,212,987

Industrials - 7.4%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (b)	9,916	6,467,017
GE Aerospace	162,278	33,034,932
		39,501,949
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	18,201	1,810,817
Expeditors International of Washington Inc	19,847	2,254,222
United Parcel Service Inc Class B	100,170	11,442,420
		15,507,459
Building Products - 0.9%
Allegion plc	17,845	2,368,567
Carrier Global Corp	113,970	7,451,359
Fortune Brands Innovations Inc	22,013	1,577,671
Johnson Controls International plc	94,373	7,361,094
Lennox International Inc	6,664	3,947,887
Owens Corning	15,435	2,848,529
Trane Technologies PLC	36,361	13,189,953
		38,745,060
Commercial Services & Supplies - 0.3%
Cintas Corp	47,276	9,482,147
Veralto Corp	29,668	3,067,375
		12,549,522
Construction & Engineering - 0.1%
EMCOR Group Inc	10,111	4,530,335
Quanta Services Inc	20,046	6,166,350
		10,696,685
Electrical Equipment - 0.5%
Eaton Corp PLC	58,377	19,056,588
Rockwell Automation Inc	14,813	4,124,383
		23,180,971
Ground Transportation - 0.9%
CSX Corp	259,174	8,519,049
JB Hunt Transport Services Inc	12,066	2,065,941
Knight-Swift Transportation Holdings Inc	32,431	1,851,486
Old Dominion Freight Line Inc	28,211	5,236,244
Union Pacific Corp	88,218	21,859,538
		39,532,258
Industrial Conglomerates - 0.3%
3M Co	79,567	12,110,097
Machinery - 2.0%
Caterpillar Inc	75,836	28,168,524
CNH Industrial NV Class A	206,862	2,664,383
Cummins Inc	19,560	6,968,250
Deere & Co	35,802	17,061,801
Dover Corp	18,893	3,848,126
Fortive Corp	44,302	3,603,082
Graco Inc	28,275	2,379,907
IDEX Corp	10,450	2,344,040
Illinois Tool Works Inc	37,826	9,802,986
Ingersoll Rand Inc	63,145	5,923,001
Pentair PLC	24,851	2,576,552
Toro Co/The	17,129	1,426,331
Xylem Inc/NY	33,254	4,124,826
		90,891,809
Passenger Airlines - 0.0%
Delta Air Lines Inc	10,754	723,421
Professional Services - 0.7%
Automatic Data Processing Inc	52,507	15,910,146
Broadridge Financial Solutions Inc	16,347	3,894,182
Dayforce Inc (b)	21,619	1,529,328
Paychex Inc	40,534	5,985,656
TransUnion	28,683	2,846,788
		30,166,100
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	34,607	6,268,020
United Rentals Inc	11,218	8,503,917
WW Grainger Inc	7,592	8,067,791
		22,839,728
TOTAL INDUSTRIALS		336,445,059

Information Technology - 27.6%
Communications Equipment - 0.0%
Juniper Networks Inc	14,074	490,619
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies Inc (b)	20,315	3,623,180
Trimble Inc (b)	31,780	2,382,229
		6,005,409
IT Services - 1.1%
Akamai Technologies Inc (b)	20,963	2,094,204
Gartner Inc (b)	13,042	7,079,589
IBM Corporation	136,818	34,984,363
Twilio Inc Class A (b)	27,542	4,037,106
		48,195,262
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices Inc (b)	230,433	26,718,706
Applied Materials Inc	108,008	19,479,243
Enphase Energy Inc (b)	20,399	1,270,450
First Solar Inc (b)	15,547	2,604,433
Intel Corp	578,365	11,237,632
Lam Research Corp	162,229	13,148,660
Marvell Technology Inc	125,196	14,129,621
NVIDIA Corp	3,524,486	423,185,034
Texas Instruments Inc	137,880	25,454,027
		537,227,806
Software - 14.6%
Adobe Inc (b)	64,241	28,102,225
ANSYS Inc (b)	14,310	5,015,655
Aspen Technology Inc (b)	6,537	1,722,826
Atlassian Corp Class A (b)	24,202	7,424,690
Autodesk Inc (b)	33,400	10,398,756
Cadence Design Systems Inc (b)	39,494	11,754,204
DocuSign Inc (b)	38,293	3,704,082
Fair Isaac Corp (b)	4,090	7,662,860
Gen Digital Inc	118,346	3,184,691
HubSpot Inc (b)	8,139	6,344,595
Intuit Inc	40,804	24,544,014
Manhattan Associates Inc (b)	12,946	2,700,406
Microsoft Corp	1,007,216	418,055,073
Palo Alto Networks Inc (b)	92,168	16,997,623
PTC Inc (b)	28,071	5,431,177
Salesforce Inc	144,704	49,445,357
Servicenow Inc (b)	31,178	31,751,052
Synopsys Inc (b)	21,754	11,431,292
Workday Inc Class A (b)	34,039	8,920,260
Zscaler Inc (b)	12,975	2,628,605
		657,219,443
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co	48,854	1,035,217
Western Digital Corp (b)	10,542	686,600
		1,721,817
TOTAL INFORMATION TECHNOLOGY		1,250,860,356

Materials - 2.2%
Chemicals - 1.3%
Air Products and Chemicals Inc	31,137	10,438,991
Ecolab Inc	37,936	9,491,208
International Flavors & Fragrances Inc	35,252	3,070,097
Linde PLC	68,885	30,730,976
LyondellBasell Industries NV Class A1	35,815	2,711,195
PPG Industries Inc	32,518	3,751,927
		60,194,394
Construction Materials - 0.3%
CRH PLC	102,579	10,158,398
Martin Marietta Materials Inc	8,600	4,679,432
		14,837,830
Containers & Packaging - 0.3%
Avery Dennison Corp	11,139	2,068,846
Ball Corp	43,528	2,424,510
International Paper Co	71,471	3,975,932
Smurfit WestRock PLC	73,004	3,875,782
		12,345,070
Metals & Mining - 0.3%
Newmont Corp	159,127	6,797,906
Nucor Corp	32,121	4,125,300
Steel Dynamics Inc	21,156	2,712,199
		13,635,405
TOTAL MATERIALS		101,012,699

Real Estate - 1.8%
Health Care REITs - 0.3%
Healthpeak Properties Inc	60,629	1,252,595
Welltower Inc	77,664	10,599,583
		11,852,178
Industrial REITs - 0.3%
Prologis Inc	129,541	15,447,764
Office REITs - 0.0%
BXP Inc	20,505	1,499,735
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	41,743	6,041,882
Specialized REITs - 1.1%
American Tower Corp	66,956	12,383,512
Crown Castle Inc	64,443	5,753,471
Digital Realty Trust Inc	45,561	7,465,625
Equinix Inc	13,728	12,542,725
Iron Mountain Inc	47,277	4,801,925
SBA Communications Corp Class A	15,163	2,995,602
Weyerhaeuser Co	82,525	2,526,916
		48,469,776
TOTAL REAL ESTATE		83,311,335

Utilities - 0.8%
Electric Utilities - 0.3%
Edison International	33,122	1,788,588
Eversource Energy	22,717	1,310,316
Exelon Corp	123,058	4,922,320
NRG Energy Inc	38,881	3,982,970
		12,004,194
Gas Utilities - 0.0%
Atmos Energy Corp	23,282	3,317,918
Multi-Utilities - 0.3%
CMS Energy Corp	40,309	2,660,394
Consolidated Edison Inc	32,311	3,028,833
NiSource Inc	51,425	1,918,153
Sempra	73,739	6,115,175
		13,722,555
Water Utilities - 0.2%
American Water Works Co Inc	34,132	4,254,212
Essential Utilities Inc	113,708	4,034,360
		8,288,572
TOTAL UTILITIES		37,333,239

TOTAL UNITED STATES		3,856,185,215
TOTAL COMMON STOCKS (Cost $2,619,851,155)		3,913,838,361

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $8,834,369)	4.46	8,855,000	8,837,233

Money Market Funds - 13.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $591,736,536)	4.37	591,618,212	591,736,536

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,220,422,060)	4,514,412,130
NET OTHER ASSETS (LIABILITIES) - 0.5% (c)	24,329,387
NET ASSETS - 100.0%	4,538,741,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	290	Mar 2025	125,217,650	(2,158,083)	(2,158,083)
CME E-mini S&P 500 Index Contracts (United States)	1,647	Mar 2025	499,638,038	(4,600,781)	(4,600,781)

TOTAL FUTURES CONTRACTS					(6,758,864)
The notional amount of futures purchased as a percentage of Net Assets is 13.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $22,780,655 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,837,237.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,050,021	257,658,706	90,972,191	5,869,412	-	-	591,736,536	591,618,212	1.0%
Total	425,050,021	257,658,706	90,972,191	5,869,412	-	-	591,736,536	591,618,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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